Share Capital (Details) - Schedule of Options Granted - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Employees [Member]
Share Capital (Details) - Schedule of Options Granted [Line Items]
Number of options granted (in Shares)	41,500	104,500
Exercise price range (in Dollars per share)		$ 7.5
Vesting period	4 years	4 years
Expiration	10 years	10 years
Consultant [Member]
Share Capital (Details) - Schedule of Options Granted [Line Items]
Number of options granted (in Shares)	5,000
Exercise price range (in Dollars per share)	$ 5.26
Vesting period	4 years
Expiration	10 years
Minimum [Member] | Employees [Member]
Share Capital (Details) - Schedule of Options Granted [Line Items]
Exercise price range (in Dollars per share)	$ 5.26
Maximum [Member] | Employees [Member]
Share Capital (Details) - Schedule of Options Granted [Line Items]
Exercise price range (in Dollars per share)	$ 5.76